FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS
Changes in AOCL balances pertaining to foreign exchange and commodity hedging activities

	2012	2011

AOCI, beginning of year	$(4,404)	$–

(Gain) loss reclassified from AOCI into production cost	(2,758)	1,459

Loss recognized in OCI – heating oil derivative financial instruments	(117)	–

Gain (loss) recognized in OCI – foreign exchange and other derivative financial instruments	7,019	(5,863)

AOCI, end of year	$(260)	$(4,404)

Summary of the amounts recognized in the loss (gain) on derivative financial instruments" line item of the consolidated statements of income (loss) and comprehensive income (loss)

	Years Ended December 31,

	2012	2011	2010

Premiums realized on written foreign exchange call options	$1,505	$4,995	$4,845

Realized gain on foreign exchange extendible flat forward	–	–	1,797

Realized loss on foreign exchange forwards	–	(1,407)	–

Realized gain on foreign exchange collar	–	–	711

Mark-to-market gain on foreign exchange extendible flat forward(i)	–	–	142

Realized gain on zinc derivative financial instruments	430	3,419	3,733

Realized gain (loss) on copper derivative financial instruments	63	79	(558)

Realized loss on silver derivative financial instruments	–	(3,403)	(3,058)

Mark-to-market loss on warrants(i)	(1,294)	–	–

Realized loss on heating oil derivative financial instruments	(1,523)	–	–

(Loss) gain on derivative financial instruments	$(819)	$3,683	$7,612

  Note:

  (i)
  Mark-to-market gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss) and through the other line item of the consolidated statements of cash flow.